5. STOCKHOLDERS' EQUITY (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Exercised	(326,461)	(980,000)
Warrant [Member]
Outstanding beginning balance	31,217,117
Issuances
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding ending balance	20,801,512